CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - ARS ($) $ in Thousands	Total		Cash Dividend Paid [member]		Share capital [member]	Share premium [member]	Inflation adjustment to share capital [member]	Fair value reserve [member]	Share of OCI from associates and joint ventures [member]	Legal reserve [member]	Other reserves [member]		Other reserves [member] Cash Dividend Paid [member]		Accumulated loss [member]		Total equity attributable to owners of the Bank [member]		Total equity attributable to owners of the Bank [member] Cash Dividend Paid [member]		Non-controlling interests [member]
Beginning balance at Dec. 31, 2019	$ 337,588,430				$ 612,710	$ 77,582,620	$ 55,995,859	$ 1,646,102	$ 197,505	$ 63,485,409	$ 208,558,917				$ (76,801,953)		$ 331,277,169				$ 6,311,261
Total comprehensive income (loss) for the year
Profit (loss) for the year	29,603,304														29,551,085		29,551,085				52,219
Other comprehensive income (loss) for the year	15,300,322							15,603,293	(302,968)								15,300,325				(3)
Distribution of retained earnings as per the Shareholders
Legal reserve										24,824,297					(24,824,297)
Cash dividends	(9,007,273)	[1]	$ (36,696,156)	[2]							(9,007,273)	[1]	$ (36,696,156)	[2]	0	[1]	(9,007,273)	[1]	$ (36,696,156)	[2]
Other Reserves											99,297,186				(99,297,186)
Other net increases	(5,797)																				(5,797)
Ending balance at Dec. 31, 2020	336,782,830				612,710	77,582,620	55,995,859	17,249,395	(105,463)	88,309,706	262,152,674				(171,372,351)		330,425,150				6,357,680
Total comprehensive income (loss) for the year
Profit (loss) for the year	18,224,239														18,307,836		18,307,836				(83,597)
Other comprehensive income (loss) for the year	(6,812,415)							(6,809,768)	(2,647)								(6,812,415)				0
Distribution of retained earnings as per the Shareholders
Cash dividends	(17,507,119)	[3]	$ (13,147,752)	[4]							(17,507,119)	[3]	$ (13,147,752)	[4]			(17,507,119)	[3]	$ (13,147,752)	[4]
Accumulated loss absorption											(86,535,239)				86,535,239
Ending balance at Dec. 31, 2021	317,539,783				612,710	77,582,620	55,995,859	10,439,627	(108,110)	88,309,706	144,962,564				(66,529,276)		311,265,700				6,274,083
Total comprehensive income (loss) for the year
Profit (loss) for the year	57,960,678														58,841,292		58,841,292				(880,614)
Other comprehensive income (loss) for the year	(14,108,860)							(14,217,864)	109,017								(14,108,847)				(13)
Distribution of retained earnings as per the Shareholders
Legal reserve										7,663,421					(7,663,421)
Other Reserves											30,653,683				(30,653,683)
Other net increases	9,807																				9,807
Ending balance at Dec. 31, 2022	$ 361,401,408				$ 612,710	$ 77,582,620	$ 55,995,859	$ (3,778,237)	$ 907	$ 95,973,127	$ 175,616,247				$ (46,005,088)		$ 355,998,145				$ 5,403,263

[1]	Dividends per share amounts to pesos 4.080233 (in nominal values)
[2]	Dividends per share amounts to pesos 19.5851119 (in nominal values)
[3]	Dividends per share amounts to pesos 11.424653 (in nominal values)
[4]	Dividends per share amounts to pesos 10.608606 (in nominal values)